Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Reconciliation of right-of-use assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2021	4,974	330	5,304
Additions	286	—	286
Disposals	(315)	—	(315)
Effects of foreign exchange	(263)	(22)	(285)
Balance – June 30, 2022	4,682	308	4,990

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2021	2,037	208	2,245
Amortization	483	35	518
Disposals	(42)	—	(42)
Effects of foreign exchange	(125)	(18)	(143)
Balance – June 30, 2022	2,353	225	2,578

Carrying value
Net balance – December 31, 2021	2,937	122	3,059
Net balance – June 30, 2022	2,329	83	2,412

Schedule of lease obligations
The Company’s lease obligations are as follows:

2022
$
Balance – December 31, 2021	4,001
Additions	286
Interest accretion	144
Lease repayments	(700)
Effects of foreign exchange	(170)
Balance – June 30, 2022	3,561

Current	1,364
Non-current	2,197
3,561